Related party transactions (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Officer [Member]
Related Party Transaction [Line Items]
Accounts payable to related party	$ 52	$ 66
Expenses from related party transactions	145	174
Accounting Firm [Member]
Related Party Transaction [Line Items]
Accounts payable to related party	8	25
Expenses from related party transactions	$ 64	$ 91